Summary of Investment with DCIP (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity in income	$ 2,421	$ 1,790	$ 13,109	$ 5,651	$ (3,438)
Digital Cinema Implementation Partners
Schedule of Equity Method Investments [Line Items]
Beginning balance	23,012	12,798	12,798	10,838	640
Cash contributions			1,325	1,471	2,813
Equipment contributions, at fair value					16,380
Distributions received					(1,068)
Equity in income	1,552		8,889	489	(7,927)
Ending balance	$ 24,564		$ 23,012	$ 12,798	$ 10,838